Acquisitions (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Acquisitions [Abstract]
Acquisitions
3.	Contingent Consideration

The Company records contingent consideration in the accompanying condensed consolidated balance sheets related to acquisitions that have future payments due after the closing date.

The following table presents the changes in the Company’s contingent consideration liabilities for the three months ended March 31, 2021 and 2020:

Ending Balance December 31, 2019 (current and long-term liabilities)	$1,066
Fair value adjustments to contingent consideration	—
Ending Balance March 31, 2020 (current and long-term liabilities)	$1,066

Ending Balance December 31, 2020 (current and long-term liabilities)	$660
Fair value adjustments to contingent consideration	(290)
Ending balance, March 31, 2021 (current and long-term liabilities)	$370

3.	Acquisitions

Second Phase

On April 12, 2019, the Company entered into an Asset Purchase Agreement with Second Phase, LLC (“Second Phase APA”) and paid cash consideration of $6,335, net of cash acquired, to purchase 100% of the assets and assume certain liabilities of a business known as Second Phase, a business based in Colorado. Second Phase operates a SaaS platform that delivers customer eCommerce and Product Information Management (PIM) solutions for businesses that enables them to create web based platforms and other tools for efficiently accepting customer orders and promoting their products, integrating with information in their existing ERP. The Company accounted for the acquisition of Second Phase using the acquisition method of accounting in accordance with ASC 805. The process for estimating the fair values of identifiable intangible assets and certain intangible assets requires the use of management judgment, significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs and timing consistent with those assumptions used by a market participant. The aggregate purchase price of $8,532 consisted of:

(i)	cash paid at closing in April 2019, net of amounts acquired, of $6,335.
(ii)
$1,131 of deferred purchase price in the form of an interest bearing note payable at a rate of 2.52% per annum to the sellers, payable in principal of $750 and $500 on the one year and two year anniversary of the acquisition date, respectively, as a source for the satisfaction of indemnification obligations owed to the Company. The year one holdback amount was subsequently reduced for the first payout by amount of the post-closing working capital adjustments of $225, and the net amount of $524 was paid in cash in April 2020.

(iii)
earnouts in each of the first three full years commencing May 1, 2019, based on meeting certain recurring revenue growth and profitability targets. These annual earnouts are subject to a minimum profitability threshold, as defined in the Second Phase APA, and pay out a percentage of the growth in recurring subscription revenue from the prior annual period, less the defined minimum profitability threshold. Additionally, the sellers were entitled to a new customer earnout for 2019 based on the cumulative monthly subscription value for new customer contracts signed during 2019. The earnouts were recorded at their fair value of $1,066, using a Monte-Carlo simulation methodology as of the acquisition date on the revenues and profitability metric, using risk adjusted growth rates and volatility of 9.6% for revenue and 33% for the profitability metric.

In the final allocation of the purchase price, which is set forth below, the Company recognized $4,877 of goodwill which arose primarily from the synergies in its business and the assembled workforce. The goodwill is deductible for US income tax purposes. Second Phase’s operating results have been included in the Company’s operating results from and after the date of the acquisition. In connection with the Second Phase acquisition, the Company incurred $265 of acquisition related costs, which are included in general and administrative expenses in the 2019 Statement of Operations.

The allocation of the Second Phase acquisition purchase price as of April 2019 was as follows:

Other current assets	$499
Property and equipment	30
Customer relationships	2,360
Technology	740
Non-compete agreements	720
Tradename	160
Goodwill	4,877
Other current liabilities	(54)
Deferred revenue liability	(800)
Total purchase price	$8,532

The revenues and earnings of the acquired business have been included in the Company’s results since the acquisition date and are not material to the Company’s financial results. Pro forma results of operations for this acquisition have not been presented as the financial impact on the Company’s financial statements would not be material.

Credit2B

On April 19, 2018, the Company paid aggregate cash consideration of $16,500 to purchase the assets and assume certain liabilities of a business known as Credit2B, which provides technology for use by businesses for credit decisioning, credit scoring, credit monitoring and automated credit applications. The Company accounted for the acquisition of Credit2B using the acquisition method of accounting in accordance with ASC 805. The process for estimating the fair values of identifiable intangible assets and certain intangible assets requires the use of management judgment, significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs and timing consistent with those assumptions used by a market participant. The aggregate purchase price of $16,278 was paid in cash at closing in April 2018 (of which $825 was held in escrow for 12 months from the date of the acquisition as a source for the satisfaction of indemnification obligations owed to the Company, which was released in full to the seller in April 2019), net of working capital adjustments of $222 which were paid in November 2018.

There were no earnouts or other contingent consideration involved in the transaction. In connection with the Credit2B acquisition, the Company incurred $116 of acquisition related costs, which are included in general and administrative expenses in the 2018 Statement of Operations.

In the final allocation of the purchase price, which is set forth below, the Company recognized $13,714 of goodwill which arose primarily from the synergies in its business and the assembled workforce. The goodwill is deductible for US income tax purposes. Credit2B’s operating results have been included in the Company’s operating results from and after the date of the acquisition.

The allocation of the Credit2B acquisition purchase price as of April 2018 was as follows:

Other current assets	$615
Property and equipment	56
Customer relationships	2,100
Technology	800
Non-compete agreements	710
Tradename	10
Goodwill	13,714
Other current liabilities	(403)
Deferred revenue liability	(1,324)
Total purchase price	$16,278

Contingent Consideration

The Company records contingent consideration in the accompanying Balance Sheets related to acquisitions that have future payments due after the closing date.

The following table presents the changes in the Company’s contingent consideration liabilities for the years ended December 31, 2020 and 2019:

Ending balance, December 31, 2018 (current and long-term liabilities)	$—
Contingent Consideration attributable to the Second Phase acquisition	1,066
Ending balance, December 31, 2019 (current and long-term liabilities)	$1,066
Fair value adjustments to contingent consideration	(406)
Ending balance, December 31, 2020 (current and long-term liabilities)	$660